Accumulated other comprehensive (loss)/income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income/(loss) attributable to non-controlling interest was related to foreign currency translation adjustments amount	$ 2,153,979	$ (638,863)	$ 1,143
Beginning balance	(34,682,888)
Ending balance	29,225,736	(34,682,888)
Unrealized gain associated with the available for sale securities reclassified from accumulated other comprehensive income to net income as a result of the disposal of available-for-sale securities	0	0	146,929
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(34,682,888)	30,951,837	104,557,008
Other comprehensive income/(loss)	63,908,624	(65,634,725)	(73,605,171)
Ending balance	$ 29,225,736	$ (34,682,888)	$ 30,951,837